CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603



                               December 20, 2016


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:           First Trust Exchange-Traded Fund VI
                   (Registration Nos. 333-182308 and 811-22717)
                 -----------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VI (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement to the Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(e) on December 13, 2016. The Registration Statement relates to First Trust NASDAQ Rising Dividend Achievers ETF (n/k/a First Trust Rising Dividend Achievers ETF), a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                       Very truly yours,

                                       CHAPMAN AND CUTLER LLP


                                       By: /s/ Morrison C. Warren
                                           -------------------------------------
                                               Morrison C. Warren

Enclosures